Restricted Cash, Deposits and Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities
	June 30,	December 31,
	2020	2019
	€ in thousands
	Unaudited	Audited
Marketable securities (1)	2,226	2,242
Short-term restricted cash (2)	-	22,162
Short-term deposits (3)	6,439	6,446
Long-term restricted non-interest bearing bank deposits (4)	2,399	3,094
Restricted cash, long-term bank deposits (4)	7,876	7,862
Long-term restricted cash and deposits	10,275	10,956

1.	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
2.
On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company’s Series A Debentures on December 31, 2019. Due to technical issues related to the clearing system, the Company executed a regular principal repayment of NIS 20,034 thousand (approximately €5,160 thousand) and the repayment of the remaining outstanding principal balance repaid on January 5, 2020. On December 30, 2019, the funds designated for such repayment were transferred to the nominee company.

3.	Bank deposits with annual interest rate as of June 30, 2020 of 0.24%.
4.	Bank deposits used to secure obligations under loan agreements.